Stein Roe Mutual Funds

Semiannual Report
March 31, 2001

photo: hands holding leaf


Stein Roe Equity Funds

Growth Fund

           Small Company Growth Fund

artwork:

Stein Roe Mutual Funds
Sensible Risks. Intelligent Investments. (R)

Contents
-------------------------------------------------------------------------------

From the President................................................    1

   Stephen E. Gibson's thoughts on the markets and investing

Performance Summary...............................................    2

Questions & Answers...............................................    3

   Interview with the portfolio manager and a summary of investment activity

Fund Highlights...................................................    6

Portfolio of Investments..........................................    7

   A complete list of investments with market values

Financial Statements..............................................   13

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................   17

Financial Highlights..............................................   22

   Selected per-share data






                Must be preceded or accompanied by a prospectus.

From the President
-------------------------------------------------------------------------------
Dear Shareholder:
By any measure, the US stock market presented investors with a challenge during the past six months. With economic conditions deteriorating rapidly, small-cap stocks that led the market last summer performed poorly, and even those small-cap stocks preferred by investors provided little opportunity to achieve positive results. Against this volatile backdrop, the Stein Roe Small Company Growth Fund posted a six-month total return of negative 36.06% without a sales charge.
   The upheaval in the markets was a fresh reminder why basic principles like a clear objective, a long-term perspective and diversification are key to investment success. Investors with patience and perspective know it is important to look beyond the short-term issues and see that, given time, the stock market has historically rewarded long-term investors. Although past performance does not guarantee future results, historically stocks have proven to be one of the greatest wealth-builders, outperforming both bonds and cash. It can also pay to be patient and remain committed to an objective.
   Your fund's portfolio manager, William Garrison, demonstrated this approach during the period. Even as strong market rotation drove many growth stocks into disfavor, he continued to search out small-company stocks he felt had above-average potential to grow earnings per share over the long run. In other words, he continued to search for the best growth stocks he could find. This strategy has helped the fund achieve an average annual total return of 12.90% and 13.10% over the past five years and life of the fund periods, respectively. We believe that sticking with this approach will reward shareholders over the long term.

   Sincerely,

/s/ Stephen E. Gibson

   Stephen E. Gibson
   President
   May 10, 2001

   photo of Stephen E. Gibson

Performance Summary
-------------------------------------------------------------------------------

                          Average Annual Total Returns
                           Period Ended March 31, 2001

                                   CUMULATIVE                                        LIFE
                                   SIX MONTHS  ONE YEAR  THREE YEARS   FIVE YEARS  OF FUND*
-----------------------------------------------------------------------------------------------
Small Company Growth Fund
  Class S (Inception 3/25/96)      -36.06%      -35.63%    5.85%         12.90%     13.10%
Russell 2000 Growth Index          -32.33%      -39.81%   -5.21%          2.52%
Morningstar Small Growth Category  -30.00%      -32.50%    2.28%          8.21%     12.06%
S&P Small Cap 600 Index             -5.39%       -1.27%    1.42%         10.80%
* From 3/31/96.
+ The Fund's inception is 3/25/96.


Investment Comparisons
--------------------------------------------------------------------------------
Growth of a $10,000 Investment March 25, 1996 to March 31, 2001

--------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund

Mountain charts:

                         Stein Roe           Morningstar        Russell 2000         S&P SmallCap
                     Small Company          Small Growth        Growth Index            600 Index
                       Growth Fund             Category
3/25/96                      10000
                             10110                 10000               10000                10000
                           10890.5                 10574               10768              10898.6
                           11370.8               10949.4             11320.4              11441.6
                           11300.3               10520.2             10584.6              10918.9
                           10549.9               9796.37              9292.2              9849.85
                             11070               10401.8             9979.82              10507.2
9/30/96                    12109.5               10858.4             10493.8              11133.9
                           11749.9               10783.5             10041.5              10784.4
                           12029.5               11343.2             10320.6              11019.8
                           11549.5               11475.9             10521.9              11150.2
                           12330.3               11666.4               10785              11433.9
                           11458.5               11424.9             10133.5              10800.3
3/31/97                    10657.6               10838.8             9418.11              10096.5
                           10737.5               10972.1             9308.86              9967.09
                           12009.9               12261.3               10708              11314.8
                           12670.5               12803.3               11071              11963.5
                           13652.4               13608.6             11637.8              12764.8
                           13201.9               13951.5               11987              13027.4
9/30/97                      14023               14873.8             12943.5              14088.6
                           13762.2               14231.2             12165.6              13379.7
                           13652.1               14127.3             11876.1              13113.2
                           13850.1               14412.7             11883.2              13165.9
                           13635.4               14131.6             11725.1              12973.6
                           15112.1                 15419             12760.5              14052.3
3/31/98                    15636.5                 16008             13295.1              14746.9
                           15530.2               16102.5             13376.2              14857.5
                           14578.2                 15249             12403.8              13906.2
                           15401.8               15291.8             12530.3              14189.3
                             14353               14123.5               11484              13225.1
                           11452.2               11397.6             8833.51              10388.1
9/30/98                    12425.7               12095.2             9729.23              11146.3
                           12467.9               12656.4             10237.1              11642.4
                           13431.7               13368.9             11031.5                12602
                             14936               14221.9             12029.9              13879.2
                           14638.8               14044.1             12571.2              14190.8
                           13189.6               12778.7             11420.9              12952.6
3/31/99                    13618.2               12943.6             11827.5              13462.9
                           14267.8               13799.1             12871.9              14159.4
                           14757.2               14134.5             12892.5              14343.2
                           15663.3               14938.7             13571.9              15598.1
                           15884.1               14807.2             13152.5                15585
                           15676.1               14155.7             12660.6                15366
9/30/99                    16533.5               14215.2               12905                15734
                           17317.2               14179.6             13235.4                16590
                           18860.2               14776.6             14634.3              18607.8
                           22539.8               15986.8             17214.4              21824.9
                           22997.4               15491.2             17054.3              21593.1
                           29931.1               17565.5             21022.8              26764.2
3/31/00                    28805.7               16915.6             18813.3                25406
                           25377.8               16626.3             16913.2              22705.8
                           22304.6               16134.2             15431.6                20881
                           27039.8               17087.7             17425.3              24210.4
                           25117.3               16669.1               15932              22720.5
                           30140.8               18145.9               17608              25415.4
9/30/00                    29001.4               17652.4             16732.9                24397
                           25834.5               17763.6             15374.2              22853.6
                           20117.3               15914.4             12582.2              19008.1
                           22372.5               17876.6             13352.3              20673.2
                             24726               18643.5             14432.5              21360.3
                           20391.6               17506.3             12453.8              18647.4
3/31/01                    18546.6               17030.1             11321.7              16945.6


Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. The above illustration assumes a $10,000 investment made on March 25, 1996 (March 31, 1996 for the Indexes and Morningstar Category), and reinvestment of income and capital gains distributions. The indices are an unmanaged group of stocks that differs from the composition of the fund and are not available for direct investment.

The fund's return is also compared to the average return of the funds included in the Morningstar Small Growth category (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant its information to be accurate, correct, complete or timely. It shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages. Source: Morningstar, Inc.

Questions & Answers
------------------------------------------------------------------------------

An interview with William Garrison, portfolio manager of the Stein Roe Small Company Growth Fund
                                    Fund Data
   Investment Objective and Strategy:
   Stein Roe Small Company Growth Fund seeks long-term growth by investing primarily in stocks of small growing companies.

   Fund Inception:
   March 25, 1996

   Total Net Assets:
   $22.5 million

   artwork: compass rose

Q: How did the small-cap stock market and the fund perform during the six months ended March 31, 2001?

A: A slowing economy made it tough going for small-company stocks. The Russell 2000 index fell 12.91% during the period, while the fund's benchmark, the Russell 2000 Growth Index, fell 32.33% over the six-month period. The fund fared worse, declining 36.06% over the same period, largely due to weak returns from the portfolio's technology holdings.

Q: Why was there such a disparity between the Russell 2000 Growth Index and the Russell 2000 Index during the time period?

A: The US economy slowed dramatically during the last six months, particularly in the manufacturing and technology sectors. Uncertain how rapid or widespread the slowdown would become, investors became cautious and shifted their focus from high-growth companies to businesses with very predictable earnings. Money flowed from the highest-growth sectors like technology and biotechnology into lesser-valued areas like consumer staples and consumer cyclicals. Technology went into a tailspin and pretty much stayed in a downward spiral.

Q: What happened with the fund's software holdings?

A: They were pummeled by the slowing economy. At the beginning of the six-month period, the fund had a significant concentration in software companies. I believed that software firms would be spared the worst of the downhill ride in the technology sector, for several reasons. First, widespread use of technology has spawned many markets for specialized software. Second, software products are faster and less expensive photo of William M. Garrison

Q&A Continued
--------------------------------------------------------------------------------

to manufacture than computer hardware. Finally, it's generally easier for software companies to generate significant returns on investment in a relatively short period of time if their products succeed.
   As it was, I underestimated the rate of the economic slowdown. The rapidly decelerating economy caused many businesses to take a wait-and-see approach to capital spending, so buy orders for software fell sharply. Faced with slimmer prospects for earnings growth, investors abandoned the software stocks. As prices fell, I took steps to limit the impact and trimmed our allocation from 22.6% of net assets in September to 11.2% in March. Nonetheless, software stocks were the most significant drag on the fund's performance.

Q: How did the rest of the portfolio perform?

A: Consumer staples and energy stocks held up fairly well. Consumers represent two-thirds of the US economy. A slower economy notwithstanding, they continued to spend. That in turn contributed to relatively strong earnings for some of the consumer discretionary companies in the portfolio. For instance, CEC Entertainment and Constellation Brands (1.9% and 3.2% of net assets, respectively, at March 31) achieved six-month gains of 38.6% and 32.1%, respectively. CEC Entertainment operates Chuck E. Cheese restaurants in 44 states. Constellation Brands manufactures and imports branded alcoholic and nonalcoholic beverages.

Q: Why did energy holdings perform well?

A: Generally speaking, energy benefited from a short supply of natural gas reserves and harsh winter weather. Together, these factors pushed natural gas prices dramatically higher over the course of the winter, and that led to higher share prices. UTI Energy (1.7% of net assets), an owner/operator of land drilling rigs used for natural gas exploration, advanced 35.6%. Our shares of Pogo Producing (1.5% of net assets), which operates offshore oil and gas wells, gained 16.3%. We continued to maintain an overweighted position in the energy sector during the six-month period with 11.5% invested in energy stocks at March 31, 2001.

Q: What is your outlook for the small-cap market?

A: I'm closely watching to see how things progress in the technology sector, where companies continue to announce layoffs and business

Q&A Continued
--------------------------------------------------------------------------------

closings. The question is, will this loss of jobs translate into a reduction in consumer spending? If it does, declines in other sectors may follow.

On the other hand, the Federal Reserve has been quick to combat the economic slowdown. By lowering interest rates a total two percentage points between January and April, the Fed has made it easier for businesses and consumers to borrow. That could lead to a pickup in spending, perhaps toward the end of 2001.
   In the meantime, I am expecting the shakeout in the technology sector to persist, at least long enough for the market to adjust its idea of how to value these stocks. While that happens, I will be increasingly selective. At March 31, the fund was holding approximately 11% of net assets in cash, and that should allow for some opportunistic investing in companies that show strong potential to generate significant earnings growth.

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.

Past performance is no guarantee of future results. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of 3/31/01 and are subject to change. The Russell 2000 Growth Index is an unmanaged group of stocks not associated with the fund; it is not available for direct investments. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies.

Fund Highlights As of March 31, 2001
--------------------------------------------------------------------------------
                       Stein Roe Small Company Growth Fund
                    Top 10 Equity Holdings (% of Net Assets)
--------------------------------------------------------------------------------

Constellation Brands               3.2%     CEC Entertainment              1.9%
Philadelphia Consolidated Holdings 2.6      Aspen Technology               1.9
Active Power                       2.2      Cal Dive International         1.8
Celgene                            2.1      Province Healthcare            1.7
East West Bancorp                  1.9      Enzon                          1.7


-----------------------------------------------------------------------------

                           Equity Portfolio Highlights

                                                                 RUSSELL 2000
                                              PORTFOLIO          GROWTH INDEX
--------------------------------------------------------------------------------
Number of Holdings                                114               2,000
Dollar Weighted Median
  Market Capitalization ($Mil.)                   704                 866

--------------------------------------------------------------------------------
                            Economic Sector Breakdown

pie charts side by side:

                             September 30, 2000 (%)     March 31, 2001 (%)
Health Care                             --                    18%
Technology                              58%                   18%
Consumer-Cyclical                       12%                   13%
Energy                                   8%                   12%
Capital Goods                            4%                   11%
Financials                               6%                    8%
Consumer-Staples                        --                     8%
Consumer-non cyclical                   10%                    --
Transportation                          --                     4%
Basic Materials                          1%                    4%
Industrial                              --                     4%
Other                                    1%                    --


-------------------------------------------------------------------------------
                                Asset Allocation
                               September 30, 2000       March 31, 2001

Equities                             90.60%                 88.60%
Cash Equivalents & Other              9.40%                 11.40%

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

Stein Roe Small Company Growth Fund
-------------------------------------------------------------------------------

Investment Portfolio
March 31, 2001 (Unaudited)
(All amounts in thousands)

Common Stocks - 88.6%                                       Shares         Value
-------------------------------------------------------------------------------

Commercial Services & Supplies - 1.3%
   Diversified Commercial Services - 1.3%
   ChoicePoint, Inc. (a).............................            6       $   198
   ProsoftTraining.Com (a)...........................           12            97
                                                                         -------
                                                                             295
                                                                         -------
Consumer Discretionary - 5.7%
   Consumer Durables & Apparel - 0.6%
   Apparel & Accessories - 0.6%
   Kenneth Cole Productions (a)......................            5           135
                                                                         -------

   Hotels, Restaurants & Leisure - 5.1%
   Casinos & Gaming - 1.7%
   Argosy Gaming Co. (a).............................            5           141
   Station Casinos, Inc. (a).........................           17           236
                                                                         -------
                                                                             377
                                                                         -------
   Leisure Facilities - 1.5%
   Bally Total Fitness Holding Corp. (a).............           11           330
                                                                         -------

   Restaurants - 1.9%
   CEC Entertainment, Inc. (a).......................           10           430
                                                                         -------

Consumer Staples - 5.7%
   Agricultural Products - 0.6%
   Delta & Pine Land Co..............................            6           145
                                                                         -------

   Distillers & Vintners - 3.2%
   Constellation Brands, Inc. Class A (a)............           10           712
                                                                         -------

   Packaged Foods - 1.9%
   American Italian Pasta Co. (a)....................            9           282
   Ivex Packaging Corp. (a)..........................           11           154
                                                                         -------
                                                                             436
                                                                         -------
Energy - 11.5%
   Energy - 0.8%
   Armor Holdings, Inc. (a)..........................           11           188
                                                                         -------

   Oil & Gas Drilling - 2.3%
   Pride International, Inc. (a).....................            7           157
   UTI Energy Corp. (a)..............................           12           372
                                                                         -------
                                                                             529
                                                                         -------
   Oil & Gas Equipment & Services - 2.9%
   Cal Dive International, Inc. (a)..................           16           411
   Veritas DGC, Inc. (a).............................            7           237
                                                                         -------
                                                                             648
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Continued
                                                            Shares         Value
--------------------------------------------------------------------------------

Energy - Cont.
   Oil & Gas Exploration & Production - 5.5%
   Comstock Resources, Inc. (a)......................           12       $   138
   Louis Dreyfus Natural Gas Corp. (a)...............           10           363
   Pogo Producing Co.................................           12           345
   Spinnaker Exploration Co. (a).....................            2            66
   Syntroleum Corp. (a)..............................            4            61
   Triton Energy Corp. (a)...........................           14           255
                                                                         -------
                                                                           1,228
                                                                         -------

Financials - 7.5%
   Banks - 3.2%
   Community First Bankshares........................            9           186
   East West Bancorp, Inc............................           23           437
   Silicon Valley Bancshares (a).....................            5           108
                                                                         -------
                                                                             731
                                                                         -------
   Diversified Financial Services - 0.6%
   London Pacific Group, Ltd., ADR...................            7            34
   NCO Group, Inc. (a)...............................            4           102
                                                                         -------
                                                                             136
                                                                         -------
   Multi-Sector Holdings - 1.1%
   S&P 400 Mid-Cap Deposit Receipt...................            3           253
                                                                         -------

   Property & Casualty Insurance  - 2.6%
   Philadelphia Consolidated Holding Corp. (a).......           21           575
                                                                         -------

Health Care - 16.2%
   Biotechnology & Pharmaceuticals - 12.8%
   Biotechnology - 9.9%
   Aurora Biosciences Corp. (a)......................            9           168
   Celgene Corp. (a).................................           19           482
   CIMA Labs, Inc. (a)...............................            3           168
   COR Therapeutics, Inc. (a)........................            3            76
   Cubist Pharmaceuticals, Inc. (a)..................            8           194
   CV Therapeutics, Inc. (a).........................            3            86
   Enzon, Inc. (a)...................................            8           380
   Intermune Pharmaceuticals, Inc. (a)...............           18           370
   Large Scale Biology Corp. (a).....................            5            23
   Noven Pharmaceuticals, Inc. (a)...................            4           102
   Sangamo BioSciences, Inc. (a).....................           17           185
                                                                         -------
                                                                           2,234
                                                                         -------
   Pharmaceuticals - 2.9%
   Alpharma, Inc., Class A...........................            2            79
   DUSA Pharmaceuticals, Inc. (a)....................            7            93
   Medicis Pharmaceutical Corp. Class A (a)..........            2            67
   Pharmacopeia, Inc. (a)............................           12           215
   Praecis Pharmaceuticals (a).......................           10           193
                                                                         -------
                                                                             647
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Continued
                                                            Shares         Value
--------------------------------------------------------------------------------

Health Care - Cont.
   Health Care Equipment & Services - 3.4%
   Health Care Equipment - 1.7%
   Aspect Medical Systems, Inc. (a)..................           13       $   146
   Closure Medical Corp. (a).........................            6            99
   Curon Medical, Inc. (a)...........................            7            27
   Novoste Corp. (a).................................            6           112
                                                                         -------
                                                                             384
                                                                         -------
   Health Care Facilities - 1.7%
   Province Healthcare Co. (a).......................           13           390
                                                                         -------

Industrials - 7.7%
   Aerospace & Defense - 1.8%
   SBS Technologies, Inc. (a)........................           19           284
   Triumph Group (a).................................            3           126
                                                                         -------
                                                                             410
                                                                         -------
   Building Products - 0.8%
   Insituform Technologies, Inc. Class A (a).........            6           183
                                                                         -------

   Construction & Engineering - 0.4%
   Granite Construction, Inc.........................            3            95
                                                                         -------

   Construction & Farm Machinery  - 0.6%
   Astec Industries, Inc. (a)........................           10           131
                                                                         -------

   Electrical Components & Equipment - 3.3%
   Active Power, Inc. (a)............................           25           498
   Artesyn Technologies, Inc. (a)....................            6            69
   Electro Scientific Industries, Inc. (a)...........            4            98
   Power-One, Inc. (a)...............................            5            78
                                                                         -------
                                                                             743
                                                                         -------
   Industrial Machinery - 0.8%
   AptarGroup, Inc...................................            4           131
   Valence Technology, Inc. (a)......................            9            43
                                                                         -------
                                                                             174
                                                                         -------
Materials - 2.5%
   Fertilizers & Agricultural Chemicals - 0.4%
   The Scotts Co., Class A (a).......................            3            99
                                                                         -------

   Diversified Metals & Mining - 0.7%
   Arch Coal, Inc....................................            5           153
                                                                         -------

   Precious Metals & Minerals - 1.4%
   Stillwater Mining Co. (a).........................           12           314
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------

Continued
                                                            Shares         Value
--------------------------------------------------------------------------------

Retailing - 5.2%
   Apparel Retail - 2.0%
   Chico's FAS, Inc. (a).............................            4        $  144
   Genesco, Inc. (a).................................           11           313
                                                                         -------
                                                                             457
                                                                         -------
   Catalog Retail - 1.3%
   Coldwater Creek, Inc. (a).........................           13           292
                                                                         -------

   Computer & Electronics Retail - 0.3%
   Tweeter Home Entertainment Group (a)..............            3            58
                                                                         -------

   General Merchandise Stores - 0.2%
   99 Cents Only Stores (a)..........................            2            46
                                                                         -------

   Specialty Stores - 1.4%
   Rent-A-Center, Inc. (a)...........................            4           179
   Zale Corp. (a)....................................            4           128
                                                                         -------
                                                                             307
                                                                         -------
Software & Services - 11.2%
   Applications Software - 4.1%
   Actuate Corp. (a).................................           21           200
   Aspen Technology, Inc. (a)........................           18           427
   E.piphany, Inc. (a)...............................            7            82
   Nuance Communications, Inc. (a)...................           11           106
   SpeechWorks International, Inc. (a)...............            9            59
   Vastera, Inc. (a).................................            7            57
                                                                         -------
                                                                             931
                                                                         -------
   Internet Software & Services - 3.0%
   Avocent Corp. (a).................................            6           131
   ClickAction, Inc. (a).............................            6            23
   Matrix One, Inc...................................           22           368
   SonicWall, Inc. (a)...............................           12           149
                                                                         -------
                                                                             671
                                                                         -------
   Information Technology Consulting & Services - 2.1%
   Cognizant Technology Solutions Corp. (a)..........            4           111
   Espeed, Inc. Class A (a)..........................           10           210
   I-many, Inc. (a)..................................           14           162
                                                                         -------
                                                                             483
                                                                         -------
   Systems Software - 2.0%
   Moldflow Corp. (a)................................            1            24
   Overland Data, Inc. (a)...........................           16           127
   Precise Software Solutions, Ltd. (a)..............           12           182
   Wind River Systems, Inc. (a)......................            5           107
                                                                         -------
                                                                             440
                                                                         -------
Technology Hardware & Equipment - 8.2%
   Computer Storage & Peripherals - 0.7%
   Certicom Corp. (a)................................            4            28
   Exabyte Corp. (a).................................           50            72
   Mobility Electronics, Inc. (a)....................           26            51
                                                                         -------
                                                                             151
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------

Continued
                                                            Shares         Value
--------------------------------------------------------------------------------

Technology Hardware & Equipment - Cont.
   Electronic Equipment & Instruments  - 1.6%
   ACT Manufacturing, Inc. (a).......................           15        $  160
   DSP Group, Inc. (a)...............................            5            71
   Newport Corp......................................            3            73
   Orbotech Ltd. (a).................................            2            55
                                                                         -------
                                                                             359
                                                                         -------
   Networking Equipment - 0.5%
   Brocade Communications Systems, Inc. (a)..........            4            79
   Synquest, Inc. (a)................................            9            44
                                                                         -------
                                                                             123
                                                                         -------
   Semiconductor Equipment - 2.7%
   GSI Lumonics, Inc. (a)............................           25           190
   Photon Dynamics, Inc. (a).........................            6           118
   Rudolph Technologies, Inc. (a)....................            2            69
   Therma-Wave, Inc. (a).............................           19           234
                                                                         -------
                                                                             611
                                                                         -------
   Semiconductors - 2.0%
   Elantec Semiconductor, Inc. (a)...................            3            82
   Exar Corp. (a)....................................           10           204
   IXYS Corp. (a)....................................            5            79
   Optical Communication Products, Inc. (a)..........           11            74
                                                                         -------
                                                                             439
                                                                         -------
   Telecommunications Equipment - 0.7%
   Finisar Corp. (a).................................           17           163
                                                                         -------

Telecommunication Services - 1.5%
   Integrated Telecom Services - 1.5%
   ITC DeltaCom, Inc. (a)............................           53           313
   RateXchange Corp. (a).............................            8            15
                                                                         -------
                                                                             328
                                                                         -------
Transportation - 3.4%
   Airlines - 1.8%
   Atlantic Coast Airlines Holdings, Inc. (a)........           11           223
   SkyWest, Inc......................................            8           177
                                                                         -------
                                                                             400
                                                                         -------
   Marine - 1.6%
   OMI Corp. (a).....................................           25           159
   Stelmar Shipping, Ltd. (a)........................           16           208
                                                                         -------
                                                                             367
                                                                         -------
Utilities - 1.0%
   Electric Utilities - 1.0%
   Orion Power Holdings, Inc. (a)....................            7           216
                                                                         -------

Total Investments (cost of $24,501) (b)..............                    $19,947
                                                                         -------
--------------------------------------------------------------------------------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------

Continued
                                                               PAR         Value
--------------------------------------------------------------------------------

Short-Term Obligations - 10.8%
--------------------------------------------------------------------------------

   Repurchase Agreement with SBC Warburg, Ltd. dated 03/30/01, due
   04/02/01 at 5.22%, collateralized by U.S Treasury notes with a maturity of 2020, market value $2,489 (repurchase
   proceeds $2,440)..................................     $ 2,439        $ 2,439
                                                                         -------
--------------------------------------------------------------------------------

Other Assets & Liabilities, Net - 0.6%...............                        139
                                                                         -------

Net Assets - 100.0%..................................                    $22,525
                                                                         =======
--------------------------------------------------------------------------------

Notes To Investment Portfolio:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purpose is the same.

            Acronym                  Name
              ADR         American Depositary Receipt



See notes to financial statements.

Stein Roe Small Company Growth Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2001 (Unaudited)
(All amounts in thousands, except for per share data and footnotes)


Assets
Investments at value (cost $24,501)...............                    $19,947
Short-term obligations............................                      2,439
                                                                     --------
                                                                       22,386
   Receivable for:
   Investments sold...............................     $  478
   Fund shares sold...............................          4
   Dividends......................................          1
   Interest.......................................          1
   Other..........................................         27             511
                                                      -------        --------
   Total Assets...................................                     22,897

Liabilities
Payable for:
   Fund shares purchased..........................         51
   Investments purchased..........................        235
Accrued:
   Management fee.................................         19
   Administration fee.............................          1
   Bookkeeping  fee...............................          2
   Transfer agent fee.............................          4
   Other..........................................         60
                                                      -------
     Total Liabilities............................                        372
                                                                     --------
   Net Assets.....................................                    $22,525
                                                                     --------
Class A
Net asset value and redemption price per
     share ($3/(c))...............................                    $ 11.39(a)
                                                                     --------
Maximum offering price per share ($11.39/0.9425)..                    $ 12.08(b)
                                                                     --------
Class S
Net asset value, redemption price and offering
     price per share ($22,522/1,973)..............                    $ 11.42
                                                                     --------

Composition of Net Assets
Capital paid in...................................                    $30,883
Accumulated net investment loss...................                       (134)
Accumulated net realized loss.....................                     (3,670)
Net unrealized depreciation.......................                     (4,554)
                                                                     --------
                                                                      $22,525
                                                                     ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)      On sales of $50,000 or more the offering price is reduced.
(c)      Rounds to less than one.



See notes to financial statements.

Stein Roe Small Company Growth Fund
-------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended March 31, 2001 (Unaudited)
(All amounts in thousands)

Investment Income
Interest..........................................                  $      71
Dividends.........................................                          6
                                                                     --------
   Total Investment Income........................                         77
Expenses
Management fee....................................         $  120
Administration fee................................             21
12b-1 Service and Distribution fee................            (a)
Transfer agent....................................             35
Bookkeeping fee...................................             13
Trustees' fee.....................................              5
Custodian fee.....................................              5
Legal fee.........................................              1
Registration fee..................................             30
Reports to shareholders...........................             17
Other.............................................              1
                                                           ------
                                                              248
Fees waived by the Advisor........................            (37)
Fees waived by the Distributor - Class A..........            (a)
Custodian credits earned..........................            (a)         211
                                                         --------    --------
Net Investment Loss...............................                       (134)
Net Realized & Unrealized Loss on Portfolio Positions
Net realized loss on investments..................         (3,586)
Net change in unrealized appreciation/depreciation
   on investments.................................         (9,359)
                                                           ------
   Net Loss.......................................                    (12,945)
                                                                     --------
Decrease in Net Assets from Operations............                   $(13,079)
                                                                     ========

(a)      Rounds to less than one.






See notes to financial statements.

Stein Roe Small Company Growth Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
                                                     (Unaudited)
                                                      Six months           Year
                                                           ended          ended
                                                       March 31,  September 30,
Increase (Decrease) in Net Assets                           2001        2000(a)
                                                        --------       --------
Operations:
Net investment loss...............................       $  (134)       $ (221)
Net realized gain (loss)..........................        (3,586)        6,509
Net change in unrealized appreciation/
     depreciation.................................        (9,359)        3,696
                                                        --------      --------
Net Increase (Decrease) from Operations...........       (13,079)        9,984
Distributions:
From net realized gains - Class A.................            (1)           --
From net realized gains - Class S.................        (5,500)         (836)
                                                        --------      --------
                                                         (18,580)        9,148
                                                        --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A................             4             1
Value of distributions reinvested - Class A.......             1            --
Cost of shares repurchased - Class A..............            (1)           --
                                                        --------      --------
                                                               4             1
                                                        --------      --------
Receipts for shares sold - Class S................        11,920        23,605
Value of distributions reinvested - Class S.......         5,437           830
Cost of shares repurchased - Class S..............       (12,766)       (6,987)
                                                        --------      --------
                                                           4,591        17,448
                                                        --------      --------

   Net Increase from Fund Share Transactions......         4,595        17,449
                                                        --------      --------
     Total Increase (Decrease)....................       (13,985)       26,597

Net Assets
Beginning of period...............................        36,510         9,913
                                                        --------      --------
End of period (net of accumulated net investment
     loss of $134 and $0, respectively)...........      $ 22,525      $ 36,510
                                                        ========      ========

(a)      Class A shares were initially offered on July 31, 2000.



See notes to financial statements.

Stein Roe Small Company Growth Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets Continued
(All amounts in thousands)


                                                   (Unaudited)
                                                    Six months            Year
                                                         ended           ended
                                                     March 31,   September 30,
Number of Fund Shares                                     2001         2000 (a)
                                                    ----------    ------------
Sold - Class A....................................         (b)             (b)
Issued for distributions reinvested - Class A.....         (b)              --
Repurchased - Class A.............................         (b)              --
                                                      --------        --------
                                                           (b)             (b)
                                                      --------        --------
Sold - Class S....................................         739           1,205
Issued for distributions reinvested - Class S.....         400              56
Repurchased - Class S.............................        (813)           (349)
                                                      --------        --------
                                                           326             912
                                                      --------        --------

(a)      Class A shares were initially offered on July 31, 2000.
(b)      Rounds to less than one.







See notes to financial statements.

Notes to Financial Statements (unaudited)
-------------------------------------------------------------------------------
March 31, 2001


Note 1. Organization
Stein Roe Small Company Growth Fund - Class S and Liberty Small Company Growth Fund - Class A (collectively the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. Effective July 31, 2000 the Fund began offering Class A shares. The Fund offers two classes of shares: Class A and Class S. Class S shares are offered continuously at net asset value. Class A shares has its own sales charge and expense structure. Please refer to the Fund's Class A shares prospectus for more information on Class A shares. The financial highlights for Class A shares are presented in a separate semi-annual report.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Security valuation and transactions:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.
   Security transactions are accounted for on the date the securities are purchased, sold or mature.
   Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Federal income taxes:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

Determination of class net asset values and financial highlights All income, expenses (other than Class A 12b-1 service fee and Class A and Class S Transfer Agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
   The per share data was calculated using the average shares outstanding during the period.
Distributions to shareholders:
Distributions to shareholders are recorded on the ex-date.
   The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
Other:
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions are recorded on the ex-date. The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


Note 2. Fees and Compensation Paid to Affiliates
Management fee:
Stein Roe and Farnham, Inc. (the "Advisor") is the investment Advisor of the Fund and receives a monthly fee equal to 0.85% annually of the Fund's average daily net assets.
Administrative fee:
The Advisor also provides accounting and other services for a monthly fee equal to 0.15% annually of the Fund's average daily net assets.
Bookkeeping fee:
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's average daily net assets over $50 million.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------
Transfer agent fee:
Liberty Funds Services, Inc., (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.22% annually of the Fund's average daily net assets and receives reimbursement for certain out-of-pocket expenses. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus. Underwriting discounts, service and distribution fees
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter.
   The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in the Class A prospectus.
Expense limits:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.
Other:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.


Note 3. Portfolio Information
Investment activity:
During the six months ended March 31, 2001, purchases and sales of investments, other than short-term obligations, were $22,784,050 and $22,984,377, respectively.
   Unrealized appreciation (depreciation) at March 31, 2001, based on cost of investments for federal income tax purposes was:
Gross unrealized
   appreciation:           $ 1,538,362
Gross unrealized
   depreciation:            (6,092,407)
                           -----------
   Net unrealized
   depreciation:           $(4,554,045)
                           ===========
Other:
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Notes to Financial Statements Continued
------------------------------------------------------------------------------

Note 4. Line of Credit
The Trust participates in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other" expenses on the Statement of Operations. For the six months ended March 31, 2001, the Trust and Fund had no borrowings under the agreement.

Note 5. Other Related Party Transactions
During the six months ended March 31, 2001, the Fund used AlphaTrade Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade Inc. during the six months were $474.


Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------------


Selected data for a share outstanding throughout each period are as follows:

                                                                                 Class S
                                                         ------------------------------------------------------------------------

                                                       (Unaudited)
                                                        Six months        Year     Period
                                                             ended       ended      ended
                                                             March   September  September          Years ended June 30,
                                                               31,         30,        30,  ------------------------------------
                                                              2001        2000     1999(c)   1999     1998     1997     1996(d)
                                                        ----------    --------   --------  -------- -------- -------- --------
Net asset value - Beginning of period...............       $ 22.17     $ 13.50    $ 12.79   $ 14.39  $ 12.65  $ 11.30  $ 10.11
                                                        ----------    --------   --------  -------- -------- -------- --------
Income From Investment Operations:
Net investment loss (a)(b)..........................         (0.07)      (0.18)     (0.03)    (0.09)   (0.14)   (0.11)   (0.02)
Net realized and unrealized gain (loss).............         (7.40)       9.86       0.74      0.19     2.78     1.48     1.21
                                                        ----------    --------   --------  -------- -------- -------- --------
   Total from Investment Operations.................         (7.47)       9.68       0.71      0.10     2.64     1.37     1.19
                                                        ----------    --------   --------  -------- -------- -------- --------
Less Distributions Declared to Shareholders:
From net investment income..........................            --        --        --        --       --       (0.01)   --
From net realized gains.............................         (3.28)      (1.01)     --        (1.70)   (0.90)   (0.01)   --
                                                        ----------    --------   --------  -------- -------- -------- --------
   Total Distributions Declared
   to Shareholders..................................         (3.28)      (1.01)     --        (1.70)   (0.90)   (0.02)   --
                                                        ----------    --------   --------  -------- -------- -------- --------
Net asset value - End of period.....................     $   11.42     $ 22.17    $ 13.50   $ 12.79  $ 14.39  $ 12.65  $ 11.30
                                                        ==========    ========   ========  ======== ======== ======== ========
Total return (e)(f).................................    (36.06)%(g)      75.42%   5.55%(g)    1.71%   21.56%   12.14% 11.77%(g)
                                                        ==========    ========   ========  ======== ======== ======== ========
Ratios To Average Net Assets
Expenses (b)(h).....................................       1.50%(i)       1.50%   1.50%(i)    1.52%    1.55%    1.55%  1.55%(i)
Fees and expenses waived or borne by
   the Advisor (b)(h)...............................       0.26%(i)       0.44%   2.23%(i)    2.53%    2.21%    2.57%  1.38%(i)
Net investment loss (b)(h)..........................     (0.95)%(i)     (0.92)% (0.93)%(i)  (0.78)%  (1.04)%  (0.99)%(0.58)%(i)
Portfolio turnover..................................         86%(g)        160%     27%(g)     105%      70%      54%     0%(g)
Net assets at end of period (000's).................       $22,522    $ 36,509    $ 9,913   $ 9,293  $ 3,867  $ 3,185  $ 2,826


(a)Per share data was calculated using average shares outstanding during the period.
(b)Net of fees waived or reimbursed by affiliates, if applicable.
(c)The Fund changed its fiscal year end from June 30 to September 30. Information presented is for the period July 1, 1999 through September 30, 1999.
(d)The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Had the affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% for the year ended September 30, 2000.
(i)Annualized.

spread pages 22-23

Liberty-Stein Roe Funds Investment Trust
------------------------------------------------------------------------------
Trustees
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer of UAL, Inc.
Janet Langford Kelly
Executive Vice President-Corporate Development,
  General Counsel and Secretary, Kellogg Co.
Richard W. Lowry
Private Investor
Salvatore Macera
Private Investor
William E. Mayer
Managing Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics,
  University of Washington; Consultant on
  economic and statistical matters
John J. Neuhauser
Academic Vice President and Dean of Faculties,
  Boston College
Joseph E. Palombo
Chief Operations Officer, Mutual Funds, Liberty
  Financial Companies, Inc.; Executive Vice
  President and Director of Colonial Management
  Associates, Inc. and Stein Roe & Farnham
  Incorporated; Executive Vice President and
  Chief Administrative Officer of Liberty Funds
  Group LLC
Thomas C. Theobald
Managing Director, William Blair Capital Partners
Thomas E. Stitzel
Business Consultant and Chartered
Financial Analyst
Anne-Lee Verville
Consultant

Officers
Stephen E. Gibson, President
Kevin M. Carome, Executive Vice President
J. Kevin Connaughton, Treasurer
William J. Ballou, Secretary

Agents and Advisors
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund
PricewaterhouseCoopers  LLP
Independent Accountants

The Stein Roe Mutual Funds

Fixed Income Funds
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

Equity Funds
Balanced Fund
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Focus Fund
Midcap Growth Fund*
Capital Opportunities Fund
International Fund
Small Company Growth Fund
Asia Pacific Fund
Global Thematic Equity Fund
European Thematic Equity Fund
*Formerly Growth Opportunities Fund

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                  800-338-2550
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.

                                                  S13-03/442F-0301 (4/01) 01/879